Annual Total Returns	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Schwab Ariel ESG ETF
Prospectus [Line Items]
Annual Return [Percent]	17.88%	(18.01%)
Schwab Crypto Thematic ETF
Prospectus [Line Items]
Annual Return [Percent]	108.67%